Stock-Based Compensation - Schedule of Assumptions Used to Determine the Fair Value of Option Grants (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.80%	2.00%
Expected term (in years)	6 years 2 months 12 days	6 years
Expected volatility	78.40%	78.10%
Expected dividend yield	0.00%	0.00%